Short-term Debt - Schedule of Short-Term Debt (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Commercial paper	$ 161	$ 236
Project financing	8	20
Short-term debt	$ 169	$ 256